Quaint Oak Bancorp, Inc. (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and cash equivalents	$ 6,184	$ 12,400
Premises and equipment, net	1,637	1,608
Other assets	578	811
Total Assets	127,427	117,375
Liabilities and Stockholders' Equity [Abstract]
Stockholders' equity	16,986	16,837	15,696
Total Liabilities and Stockholders' Equity	127,427	117,375
Expenses [Abstract]
Occupancy and equipment expense	485	347
Other expenses	380	315
Total Non-Interest Expense	4,746	3,891
Income before Income Taxes	1,119	1,573
Income Tax Benefit	(417)	(592)
Net Income	702	981
Operating Activities [Abstract]
Net Income	702	981
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Depreciation expense	142	106
Stock-based compensation expense	273	230
Net Cash Provided (Used in) by Operating Activities	5,301	(3,609)
Investing Activities [Abstract]
Purchase of property and equipment	(171)	(590)
Net Cash Used in Investing Activities	(20,788)	(2,374)
Financing Activities [Abstract]
Dividends paid	(185)	(153)
Purchase of treasury stock	(563)	(33)
Net Cash Provided by Financing Activities	9,271	6,696
Net (Decrease) Increase in Cash and Cash Equivalents	(6,216)	713
Cash and Cash Equivalents - Beginning of Year	12,400	11,687
Cash and Cash Equivalents - End of Year	6,184	12,400
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	541	521
Investment in Quaint Oak Bank	15,413	15,253
Premises and equipment, net	1,007	1,020
Other assets	45	61
Total Assets	17,006	16,855
Liabilities and Stockholders' Equity [Abstract]
Other liabilities	20	18
Stockholders' equity	16,986	16,837
Total Liabilities and Stockholders' Equity	17,006	16,855
Income [Abstract]
Interest income	1	3
Dividends	500	0
Rental income	106	84
Total Income	607	87
Expenses [Abstract]
Occupancy and equipment expense	67	60
Other expenses	98	90
Total Non-Interest Expense	165	150
Income before Income Taxes	442	(63)
Equity in Undistributed Net Income of Subsidiary	240	1,023
Income Tax Benefit	20	21
Net Income	702	981
Operating Activities [Abstract]
Net Income	702	981
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Undistributed income in subsidiary	(240)	(1,023)
Depreciation expense	20	22
Stock-based compensation expense	273	294
(Increase) decrease in other assets	18	(17)
Increase in other liabilities	2	3
Net Cash Provided (Used in) by Operating Activities	775	260
Investing Activities [Abstract]
Purchase of property and equipment	(7)	(69)
Net Cash Used in Investing Activities	(7)	(69)
Financing Activities [Abstract]
Dividends paid	(185)	(153)
Purchase of treasury stock	(563)	(33)
Net Cash Provided by Financing Activities	(748)	(186)
Net (Decrease) Increase in Cash and Cash Equivalents	20	5
Cash and Cash Equivalents - Beginning of Year	521	516
Cash and Cash Equivalents - End of Year	$ 541	$ 521